UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07074

180 Degree Capital Corp.
(Exact name of registrant as specified in charter)

7 N. Willow Street, Suite 4B
Montclair, NJ 07042
(Address of principal executive offices) (Zip code)

Daniel B. Wolfe
President and Chief Financial Officer
180 Degree Capital Corp.
7 N. Willow Street, Suite 4B
Montclair, NJ 07042
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-746-4500

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 — June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

Armstrong Flooring, Inc.

Exchange and Symbol:	NYSE: AFI
CUSIP:	04238R106
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 4, 2021

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors
Michael F. Johnston	Management	For	For
Kathleen S. Lane	Management	For	For
Jeffrey Liaw	Management	For	For
Michael W. Malone	Management	For	For
Larry S. McWilliams	Management	For	For
James C. Melville	Management	For	For
Michel S. Vermette	Management	For	For

2.To approve of an amendment to the Company's Amended and Restated Certificate of Incorporation to reduce the minimum and maximum number of directors that constitute our Board.	Management	For	For

3.To approve the Amended and Restated Armstrong Flooring, Inc. Directors Stock Unit Plan.	Management	For	For

4.To approve, on an advisory basis, the compensation of the Company's named executive officers.	Management	For	For

5.To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for 2021.	Management	For	For

Alta Equipment Group, Inc.

Exchange and Symbol:	NYSE: ALTG
CUSIP:	02128L106
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 9, 2021

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors
Daniel Shribman	Management	For	For
Katherine E. White	Management	For	For

2.Ratify the appointment of UHY LLP as our independent registered public accounting firm for 2021.	Management	For	For

Babcock & Wilcox Enterprises, Inc.

Exchange and Symbol:	NYSE: BW
CUSIP:	05614L209
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	May 20, 2021

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Approval of amendment to Certificate of Incorporation to declassify Board of Directors and provide for annual elections of all directors beginning in 2023.	Management	For	For

2A. If proposal 1 is approved, the election of the nominee listed as Class I director for a term of two years: Henry E. Bartoli	Management	For	For
2B. If proposal 1 is approved, the election of the nominee listed as Class I director for a term of two years: Philip D. Moeller	Management	For	For

3A. If proposal 1 is not approved, the election of the nominee listed as Class III director for a term of three years: Henry E. Bartoli	Management	--	--
3A. If proposal 1 is not approved, the election of the nominee listed as Class III director for a term of three years: Philip D. Moeller	Management	--	--

4.Approval of amendment to Certificate of Incorporation to remove provisions requiring affirmative vote of at least 80% of voting power for certain amendments to the Company's Certificate of Incorporation and Bylaws.
	Management	For	For

5.Ratification of Appointment of Deloitte & Touche LLP as Independent Registered Public Accounting Firm for the year ending December 31, 2021.	Management	For	For

6.Approval, on a non-binding advisory basis, of executive compensation.	Management	For	For

7.Approval of the 2021 Long-Term Incentive Plan.Approval of the 2021 Long-Term Incentive Plan.	Management	For	For

CECO Environmental Corp.

Exchange and Symbol:	NASDAQ: CECE
CUSIP:	125141101
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	May 25, 2021

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors
Jason DeZwirek	Management	For	For
Eric M. Goldberg	Management	For	For
David B. Liner	Management	For	For
Claudio A. Mannarino	Management	For	For
Munish Nanda	Management	For	For
Jonathan Pollack	Management	For	For
Valerie Gentile Sachs	Management	For	For
Todd Gleason	Management	For	For

2.To approve, on an advisory basis, the compensation paid to the Company's named executive officers.	Management	For	For

3.To approve the CECO Environmental Corp. 2021 Equity and Incentive Compensation Plan.	Management	For	For

4.To ratify the appointment of BDO USA, LLP as our independent registered public accounting firm for 2021.	Management	For	For

Lantronix, Inc.

Exchange and Symbol:	NASDAQ: LTRX
CUSIP:	516548203
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	November 3, 2020

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors
Paul Pickle	Management	For	For
Bernhard Bruscha	Management	For	For
Margaret A. Evashenk	Management	For	For
Paul F. Folino	Management	For	For
Hoshi Printer	Management	For	For

2.Ratification of the appointment of Squar Milner LLP as Lantronix's independent registered public accountants for the fiscal year ending June 30, 2021.	Management	For	For

3.Approval, on an advisory basis, of the compensation of Lantronix's named executive officers.	Management	For	For

4.Approval of the Lantronix, Inc. 2020 Performance Incentive Plan	Management	For	For

Everspin Technologies, Inc.

Exchange and Symbol:	NASDAQ: MRAM
CUSIP:	30041T104
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	May 20, 2021

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors
Geoffrey R. Tate	Management	For	For
Darin Billerbeck	Management	For	For
Lawrence G. Finch	Management	For	For
Michael B. Gustafson	Management	For	For
Geoffrey Ribar	Management	For	For

2.To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2021.	Management	For	For

3.To approve an amendment to the Everspin Technologies, Inc. Amended and Restated 2016 Equity Incentive Plan to increase the number of authorized shares under the plan.	Management	For	For

Potbelly Corporation

Exchange and Symbol:	NASDAQ: PBPB
CUSIP:	73754Y100
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	May 20, 2021

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors
Vann Avedisian	Management	For	For
Joseph Boehm	Management	For	For
Adrian Butler	Management	For	For
Marla Gottschalk	Management	For	For
David Head	Management	For	For
David Near	Management	For	For
Benjamin Rosenzweig	Management	For	For
Todd Smith	Management	For	For
Robert D. Wright	Management	For	For

2.Ratification of the appointment of Deloitte & Touche LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending December 26, 2021.	Management	For	For

3.A non-binding, advisory vote on a resolution to approve the 2020 compensation of the Company's named executive officers.	Management	For	For

Perion Network Ltd.

Exchange and Symbol:	NASDAQ: PERI
ISIN:	IL0010958192
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	December 23, 2020

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors
Mr. Michael Vorhaus	Management	For	For
Ms. Joy Marcus	Management	For	For

2.To approve the amendment of equity-based compensation terms of the Company's non-executive directors and chairperson, as well as a special one- time grant for Mr. Kaplan, our chairperson of the Board, as detailed in the Proxy Statement, dated November 16, 2020.
	Management	For	For

3.To approve amendments to the terms of employment of Mr. Doron Gerstel, Company's Chief Executive Officer, as detailed in the Proxy Statement, dated November 16, 2020.	Management	For	For

4.To approve the appointment of Kost Forer Gabbay & Kasierer, a member of Ernst & Young Global, as the independent public auditors of the Company for the year ending on December 31, 2020, and until the next annual general meeting of shareholders, and to authorize the board of directors, upon the recommendation of the audit committee of the Company, to determine the compensation of said independent auditors in accordance with the volume and nature of their services.
	Management	For	For

PFSweb, Inc.

Exchange and Symbol:	NASDAQ: PFSW
CUSIP:	717098206
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 27, 2021

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors
1.1 David I. Beatson	Management	For	For
1.1 Monica Luechtefeld	Management	For	For
1.2 Shinichi Nagakura	Management	For	For
1.3 Benjamin Rosenzweig	Management	For	For
1.4 Robert Frankfurt	Management	For	For
1.5 Mercedes De Luca	Management	For	For
1.7 Michael C. Willoughby	Management	For	For

2.To approve, on a non-binding, advisory basis, the compensation of the Company's Named Executive Officers.	Management	For	For

3.To approve an amendment to the Company's 2020 Stock and Incentive Plan to increase the number of shares of Common Stock issuable thereunder by 1,000,000 shares.	Management	For	For

4.To approve an amendment to the Rights Agreement with Computershare Shareowner Services, LLC.	Management	For	For

5.To ratify the appointment of BDO USA, LLP as the Company's independent auditors for the fiscal year ended December 31, 2021.	Management	For	For

Quantum Corporation

Exchange and Symbol:	NASDAQ: QMCO
CUSIP:	747906501
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	August 18, 2020

Proposals:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors
John A. Fichthorn	Management	For	For
James J. Lerner	Management	For	For
Raghavendra Rau	Management	For	For
Marc E. Rothman	Management	For	For
Rebecca J. Jacoby	Management	For	For

2.Proposal to ratify the appointment of Armanino LLP as the independent registered public accounting firm of the Company for the fiscal year ending March 31, 2021.	Management	For	For

3.Proposal to adopt a resolution approving, on an advisory basis, the compensation of the Company's named executive officers.	Management	For	For

comScore, Inc.

Exchange and Symbol:	NASDAQ: SCOR
CUSIP:	20564W105
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 10, 2021

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors
Irwin Gotlieb	Management	For	For
William Livek	Management	For	For
Brent Rosenthal	Management	For	For

2.The approval, on a non-binding advisory basis, of the compensation paid to the Company's named executive officers.	Management	For	For

3.The ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2021.	Management	For	For

Synchronoss Technologies, Inc.

Exchange and Symbol:	NASDAQ: SNCR
CUSIP:	87157B103
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 10, 2021

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors
Stephen G. Waldis	Management	For	For
William J. Cadogan	Management	For	For

2.To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2021.	Management	For	For

3.To approve on a non-binding advisory basis the compensation of the Company's named executive officers.	Management	For	For

4.To approve the amendment and restatement of the Company's 2015 Equity Incentive Plan.	Management	For	For

Sonim Technologies, Inc.

Exchange and Symbol:	NASDAQ: SONM
CUSIP:	83548F101
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	September 29, 2020

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors
John Kneuer	Management	For	For
Maurice Hochschild	Management	Withhold	Withhold
Thomas Wilkinson	Management	For	For
Jeffrey D. Johnson	Management	Withhold	Withhold
Susan G. Swenson	Management	For	For
Kenny Young	Management	For	For
Alan Howe	Management	For	For

2.To approve an amendment to the Company's 2019 Equity Incentive Plan, as amended, to increase the aggregate number of shares of common stock authorized for issuance under the plan by 3,000,000 shares (on a pre-reverse stock split basis).
	Management	For	For

3.To approve an amendment to the Company's Certificate of Incorporation, as amended, to effect a reverse stock split of the Company's common stock pursuant to which any whole number of outstanding shares between and including 2 and 12 shares would be combined, converted and changed into one share of common stock, with the final exchange ratio to be determined by the Board of Directors in its discretion.
	Management	For	For

4.To ratify the selection by the Audit Committee of the Board of Directors of Moss Adams as the independent registered public accounting firm of the Company for its fiscal year ending December 31, 2020.
	Management	For	For

Synalloy Corp

Exchange and Symbol:	NASDAQ: SYNL
CUSIP:	871565107
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	May 19, 2021

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors
Henry L. Guy	Management	For	For
Christopher G. Hutter	Management	For	For
Benjamin Rosenzweig	Management	For	For
John P. Schauerman	Management	For	For

2.Advisory vote on the compensation of our named executive officers.	Management	For	For

3.Approval of an increase in the number of shares of Company stock reserved for issuance under the Company's 2015 Stock Plan.	Management	For	For

4.The ratification of the appointment of BDO USA, LLP as our independent registered public accounting firm for 2021.	Management	For	For

SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	180 Degree Capital Corp.

By:	/s/ Daniel B. Wolfe
Daniel B. Wolfe
President and Chief Financial Officer

Date:	August 16, 2021